GENERAL (Details)	Dec. 31, 2018 carrier	Dec. 31, 2018 containership	Dec. 31, 2018 vessel	Dec. 31, 2018	Dec. 31, 2018 drilling_rig	Dec. 31, 2018 tanker	Dec. 27, 2018 vessel	Dec. 31, 2017 vessel	Oct. 31, 2015 vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	3
Number of Suezmax crude oil carriers owned	2
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	7
Number of Kamsarmax drybulk carriers owned	2
Number of Capesize drybulk carriers owned	8
Number of container vessels owned | vessel			45
Number of container vessels contracted to be chartered in | vessel			4				2	2	2
Capital Leased Assets, Number of Units | containership		7
Number of car carriers	2
Number of jack-up drilling rigs owned | drilling_rig					1
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method | drilling_rig					2
Number of offshore supply vessels owned			5	5
Number of chemical tankers owned | tanker						2
Number of oil product tankers contracted to be acquired | tanker						2
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig					1